Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) EURO STOXX 50(R) ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Developed World ex-US ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) International Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Dow Jones International Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P GLOBAL INFRASTRUCTURE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) MSCI ACWI EX-US ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) CHINA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR (R) S&P (R) International Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Dow Jones Global Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Global Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio MSCI Global Stock Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Global Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MSCI EAFE StrategicFactors ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MSCI Emerging Markets StrategicFactors ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MSCI World StrategicFactors ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR EURO STOXX Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Solactive United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Solactive Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Solactive Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Solactive Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Solactive Hong Kong ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MSCI ACWI Low Carbon Target ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P North American Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Index Shares Funds

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.